(LOSS)/EARNINGS PER SHARE AND STOCK REPURCHASES (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012	Feb. 28, 2012	Nov. 29, 2011	Aug. 30, 2011	May 31, 2011	Mar. 01, 2011	Nov. 30, 2010	Aug. 31, 2010	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	Jun. 05, 2012		May 31, 2011	Jun. 01, 2010
(LOSS)/EARNINGS PER SHARE AND STOCK REPURCHASES [Abstract]
Net (loss)/income	$ (15,068,000)	$ (5,816,000)	$ 4,536,000	$ (2,001,000)	$ 3,093,000	$ 13,916,000	$ 16,000,000	$ 4,565,000	$ 12,397,000	$ (12,469,000)	$ 1,092,000	$ (188,000)	$ (188,000)		$ 46,878,000	$ 45,344,000
Weighted-average common shares outstanding (in shares)	62,005,000			62,598,000						62,409,000	63,177,000		62,916,000		64,029,000	61,533,000
Dilutive effect of stock options and restricted stock (in shares)	0			0						0	552		0		919,000	337,000
Weighted average common and dilutive potential common shares outstanding (in shares)	62,005,000			62,598,000						62,409,000	63,729,000		62,916,000		64,948,000	61,870,000
Basic (loss)/earnings per share (in dollars per share)	$ (0.24)	$ (0.09)	$ 0.07	$ (0.03)	$ 0.05	$ 0.22	$ 0.25	$ 0.07	$ 0.19	$ (0.20)	$ 0.02		$ 0		$ 0.73	$ 0.74
Diluted (loss)/earnings per share (in dollars per share)	$ (0.24)	$ (0.09)	$ 0.07	$ (0.03)	$ 0.05	$ 0.21	$ 0.25	$ 0.07	$ 0.19	$ (0.20)	$ 0.02		$ 0		$ 0.72	$ 0.73
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares that did not impact the computation of diluted earnings per share (in shares)	5,018			4,547						4,378	2,973		3,936,000		2,938,000	5,334,000
Repurchased common stock (in shares)										2,800,000
Repurchased common stock										$ 20,000,000
Remaining shares authorized repurchased (in shares)	3,100,000									3,100,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares that did not impact the computation of diluted earnings per share (in shares)	3,371			3,404						3,002	2,074		2,716,000	[1]	2,517,000	4,450,000
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares that did not impact the computation of diluted earnings per share (in shares)	1,647			1,143						1,376	899		1,220,000	[1]	421,000	884,000

[1]	Due to a net loss for the year ended June 5, 2012, all then outstanding share-based awards were excluded from the computation of diluted loss per share.